NONVESTED SHARES (Details) - Nonvested shares - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nonvested shares
Nonvested shares granted	565,068	254,000	298,000
Tranche One
Nonvested shares
Nonvested shares granted	529,068	204,000	126,000
Tranche Two
Nonvested shares
Nonvested shares granted	36,000	24,000	20,000
Vesting period	1 year	10 months	1 year
Tranche Three
Nonvested shares
Nonvested shares granted		26,000	152,000
Vesting period		1 year	2 years